Basis of Presentation and Significant Accounting Policies - Assumptions Used to Estimate Fair Values of Option Granted (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.14%		1.27%	1.02%
Expected life of options (in years)	7 years 6 months	7 years 6 months	7 years 6 months	7 years 6 months
Expected stock price volatility	106.00%	108.00%	108.00%	108.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		1.27%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		2.34%